Document and Entity Information	Apr. 05, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001022652
Document Type	8-K
Document Period End Date	Apr. 05, 2021
Entity Registrant Name	INSEEGO CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-38358
Entity Tax Identification Number	81-3377646
Entity Address, Address Line One	12600 Deerfield Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30004
City Area Code	(858)
Local Phone Number	812-3400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share Preferred Stock Purchase Rights
Trading Symbol	INSG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false